Changes in Estimated Net Proved Developed Crude Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2015 Boe bbl Mcf	Dec. 31, 2014 Boe bbl Mcf	Dec. 31, 2013 Boe bbl Mcf
Reserve Quantities [Line Items]
Beginning of the period | Boe	30,983,061	18,220,463
New discoveries & extensions | Boe	16,550,014	3,204,934
Purchase of reserves in place | Boe	2,230,142	10,741,764
Reserves sold | Boe		(253,139)
Revisions of prior year estimates | Boe	(7,210,998)	703,038
Production | Boe	(2,349,611)	(1,633,999)
End of period | Boe	40,202,608	30,983,061
Proved Developed Reserves | Boe	13,300,438	12,394,930	8,215,173
Proved Undeveloped Reserves | Boe	26,902,170	18,588,131	10,005,290
Oil
Reserve Quantities [Line Items]
Beginning of the period	23,610,878	13,483,483
New discoveries & extensions	6,575,775	2,462,295
Purchase of reserves in place	1,541,828	9,648,101
Reserves sold		(252,200)
Revisions of prior year estimates	(6,637,821)	(532,522)
Production	(1,539,505)	(1,198,279)
End of period	23,551,155	23,610,878
Proved Developed Reserves	8,357,772	9,184,925	6,195,280
Proved Undeveloped Reserves	15,193,383	14,425,953	7,288,203
Natural Gas Liquids
Reserve Quantities [Line Items]
Beginning of the period	3,044,114	1,841,457
New discoveries & extensions	4,281,649	321,301
Purchase of reserves in place	297,634	484,493
Revisions of prior year estimates	(146,113)	551,078
Production	(322,808)	(154,215)
End of period	7,154,476	3,044,114
Proved Developed Reserves	2,020,216	1,211,551	638,632
Proved Undeveloped Reserves	5,134,260	1,832,563	1,202,825
Natural Gas
Reserve Quantities [Line Items]
Beginning of the period | Mcf	25,968,414	17,373,143
New discoveries & extensions | Mcf	34,155,539	2,528,029
Purchase of reserves in place | Mcf	2,344,083	3,655,020
Reserves sold | Mcf		(5,632)
Revisions of prior year estimates | Mcf	(2,562,392)	4,106,883
Production | Mcf	(2,923,787)	(1,689,029)
End of period | Mcf	56,981,857	25,968,414
Proved Developed Reserves | Mcf	17,534,695	11,990,723	8,287,574
Proved Undeveloped Reserves | Mcf	39,447,162	13,977,691	9,085,569